FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary the maturity profile of financial liabilities and lease liabilities

December 31, 2023	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	100	—	—	—	100
Financial liabilities in other payables and accruals	—	7,864	—	—	7,864
Due to related companies	—	9,069	—	—	9,069
Due to the shareholder	—	85,673	—	—	85,673
Lease liabilities	—	366	—	—	366

	100	102,972	—	—	103,072

December 31, 2024	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	1,910	—	—	1,910
Due to related companies	—	11,361	—	—	11,361
Due to the shareholder	—	—	78,567	—	78,567
Lease liabilities	—	—	—	—	—

	280	13,271	78,567	—	92,118

December 31, 2024	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	38	—	—	—	38
Financial liabilities in other payables and accruals	—	262	—	—	262
Due to related companies	—	1,557	—	—	1,557
Due to the shareholder	—	—	10,766	—	10,766
Lease liabilities	—	—	—	—	—

	38	1,819	10,766	—	12,623